Stockholders' Equity - Additional information (Detail) - USD ($)				12 Months Ended
	Oct. 16, 2017	Nov. 15, 2016	Jun. 07, 2016	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Preferred stock, shares authorized				10,000,000	10,000,000
Preferred stock, par value				$ 0.001	$ 0.001
Number of vote per common stock				Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders.
Dividend declared				$ 0
Follow On Public Offering [Member]
Class Of Stock [Line Items]
Common stock, shares issued	5,520,000	4,140,000	5,900,000
Sale of common stock price per share	$ 25.50	$ 18.00	$ 14.00